Warrants Liability (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of fair black scholes warrants liability
	December 31, 2024	December 31, 2023
Share price	$3.68	$59.80
Exercise price	$276.90	$276.90
Expected dividend yield	-	-
Risk free interest rate	2.91%	3.91%
Expected life	0.60	1.60
Expected volatility	134%	66%
	December 13, 2024	December 31, 2024
Share price (CAD)	$5.80	$5.20
Exercise price (CAD)	$7.00	$7.00
Risk free interest rate	2.97%	2.96%
Expected life	5.00	4.95
Expected volatility	104.39%	104.52%
Foreign exchange rate	0.70	0.70